Income Taxes (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Taxes [Abstract]
Cumulative net operating loss percentage	25.00%
Deferred tax asset	$ 949,227	$ 354,846
Valuation allowance, net	$ 876,874	$ 354,096